Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)
The income tax provision for continuing operations consists of the following:

	2012	2011	2010
Current:
State	$84,000	$—	$40,000
Federal	646,000	282,000	95,000
Deferred:
State	2,214,000	—	—
Federal	23,419,000	(372,000)	(95,000)
Total income tax expense (benefit) provision from continuing operations	$26,363,000	$(90,000)	$40,000

Reconciliation Of Statutory Federal Income Tax Amount
A reconciliation of the statutory federal income tax amount to the recorded expense follows:

	2012	2011	2010
Income from continuing operations before federal income taxes	$98,199,000	$108,332,000	$47,403,000
Expected income tax at statutory rate	34,370,000	37,916,000	16,591,000
State income taxes	1,493,000	4,227,000	2,378,000
Other differences	292,000	(146,000)	(111,000)
Changes in valuation allowance	(9,792,000)	(42,087,000)	(18,818,000)
Income tax expense (benefit) recorded for continuing operations	$26,363,000	$(90,000)	$40,000

Schedule Of Deferred Tax Assets And Liabilities
The tax effects of temporary differences and net operating loss carryforwards, which give rise to deferred tax assets and liabilities at December 31, 2012, 2011 and 2010 are estimated as follows:

	2012	2011	2010
Deferred tax assets:
Net operating loss carryforward	$1,513,000	$40,880,000	$20,967,000
Oil and gas property basis difference	—	—	32,054,000
FASB ASC 718 compensation expense	762,000	520,000	347,000
Investment in pass through entities	—	78,000	722,000
AMT credit	1,643,000	1,000,000	693,000
Non-oil and gas property basis difference	—	103,000	279,000
Charitable contributions carryover	5,000	3,000	—
Unrealized gain on hedging activities	3,836,000	—	—
Foreign tax credit carryforwards	2,074,000	—	—
State net operating loss carryover	4,315,000	6,410,000	—
Total deferred tax assets	14,148,000	48,994,000	55,062,000
Valuation allowance for deferred tax assets	(4,629,000)	(12,347,000)	(54,434,000)
Deferred tax assets, net of valuation allowance	9,519,000	36,647,000	628,000
Deferred tax liabilities:
Oil and gas property basis difference	15,049,000	35,637,000	—
Investment in pass through entities	3,618,000	—	—
Non-oil and gas property basis difference	227,000	—	—
Investment in nonconsolidated affiliates	9,232,000	—	—
Unrealized gain on hedging activities	—	10,000	—
Total deferred tax liabilities	28,126,000	35,647,000	—
Net deferred tax asset (liability)	$(18,607,000)	$1,000,000	$628,000